DERIVATIVE INSTRUMENTS (Details Textual)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 JPY (¥)
Derivative Asset, Notional Amount	$ 405,000	$ 519,000	¥ 1,276